PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
(6)	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment is summarized as follows (in thousands):

	December 31,	December 31,
	2011	2010
Buildings	$-	$946
Furniture, fixtures and equipment	-	86
Leasehold improvements	2,828
Motor vehicles	56	202
Office equipment	66	34
Plant and machinery	-	214

Total property, plant and equipment	2,948	1,482
Less: accumulated depreciation	(751)	(535)

Property, plant and equipment, net	$2,197	$947

Depreciation expense was $718 and $61 for the years ended December 31, 2011 and 2010, respectively.

During the year ended December 31, 2011, the Company disposed of its manufacturing equipment that had a net book value of $145 on December 31, 2010 for $154, resulting in a gain of $9.

During the year ended December 31, 2011, the Company disposed of the building that housed its discontinued manufacturing activities and the land use right for the land on which the building sits, which collectively had a net book value of $1,013, for $989, resulting in a loss of $24.